UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)	(Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of June 30, 2007
	Shares	Market Value (Note 1)		Shares	Market Value (Note 1)

COMMON STOCKS - 96.57%			Telecommunications - 15.02%
			AT&T Inc.	121,000	$ 5,021,500
Aerospace/Defense - 9.96%			Motorola, Inc.	263,000	4,655,100
Goodrich Corporation	85,000	$ 5,062,600	Verizon Communications, Inc.	126,500	5,208,005
The Boeing Corporation	50,000	4,808,000			14,884,605
		9,870,600	Transportation - 4.87%
Chemicals - 4.87%			FedEx Corp.	43,500	4,827,195
E.I. du Pont de Nemours
Company	95,000	4,829,800	Total Common Stocks (Cost $85,797,480)		95,676,373

Computers - 10.64%			INVESTMENT COMPANY - 3.18%
* EMC Corporation	311,000	5,629,100	Evergreen Institutional Money Market Fund, 5.22%
Hewlett-Packard Company	110,000	4,908,200	(Cost $3,147,966)	3,147,996	3,147,996
		10,537,300
Diversified Financial Services - 9.45%			Total Investments
Citigroup Inc.	89,510	4,590,968	(Cost $88,945,476) - 99.75%		$ 98,824,369
The Goldman Sachs Group,			Other Assets Less Liabilities - 0.25%		248,777
Inc.	22,000	4,768,500
		9,359,468	Net Assets - 100.00%		$ 99,073,146
Financial Services - 4.86%
Allied Capital Corporation	155,500	4,814,280	*	Non-income producing investment.

Food - 4.06%			Summary of Investments by Industry
Whole Foods Market, Inc.	105,000	4,021,500
			Industry	% of Net Assets	Market Value
Healthcare - Services - 9.68%			Aerospace/Defense	9.96%	$ 9,870,600
Aetna Inc.	99,000	4,890,600	Chemicals	4.87%	4,829,800
* Laboratory Corporation of			Computers	10.64%	10,537,300
America Holdings	60,000	4,695,600	Diversified Financial Services	9.45%	9,359,468
		9,586,200	Financial Services	4.86%	4,814,280
Home Builders - 4.03%			Food	4.06%	4,021,500
D.R. Horton, Inc.	200,500	3,995,965	Healthcare - Services	9.68%	9,586,200
			Home Builders	4.03%	3,995,965
Miscellaneous Manufacturing - 5.20%			Investment Company	3.18%	3,147,996
General Electric Company	134,500	5,148,660	Miscellaneous Manufacturing	5.20%	5,148,660
			Oil & Gas	5.08%	5,032,800
Oil & Gas - 5.08%			Real Estate Investment Trust	4.08%	4,046,000
Exxon Mobil Corporation	60,000	5,032,800	Retail	4.77%	4,722,000
			Telecommunications	15.02%	14,884,605
Real Estate Investment Trust - 4.08%			Transportation	4.87%	4,827,195
Host Hotels & Resorts	175,000	4,046,000	Total	99.75%	$ 98,824,369

Retail - 4.77%
The Home Depot, Inc.	120,000	4,722,000

					(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of June 30, 2007

Aggregate cost for federal income tax purposes is $89,376,686. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:

Aggregate gross unrealized appreciation	$ 14,696,001
Aggregate gross unrealized depreciation	(5,248,318)

Net unrealized appreciation	$ 9,447,683

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2007
	Shares	Market Value (Note 1)		Shares	Market Value (Note 1)

COMMON STOCKS - 98.85%			Hand/Machine Tools - 2.02%
			Black & Decker Corporation	6,000	$ 529,860
Aerospace/Defense - 5.51%
Goodrich Corporation	13,000	$ 774,280	Healthcare - Products - 1.88%
The Boeing Company	7,000	673,120	Johnson & Johnson	8,000	492,960
		1,447,400
Apparel - 2.66%			Healthcare - Services - 4.83%
Nike, Inc.	12,000	699,480	Aetna Inc.	13,000	642,200
			* Laboratory Corporation of
Biotechnology - 1.66%			America Holdings	8,000	626,080
* Amgen Inc.	7,900	436,791			1,268,280
			Home Builders - 1.67%
Chemicals - 2.52%			D.R. Horton, Inc.	22,000	438,460
E.I. du Pont de Nemours
and Company	13,000	660,920	Household Products/Wares - 1.89%
			The Clorox Company	8,000	496,800
Computers - 7.82%
* EMC Corporation	44,000	796,400	Internet - 1.86%
Hewlett-Packard Company	14,000	624,680	* Yahoo! Inc.	18,000	488,340
International Business Machines
Corporation	6,000	631,500	Media - 4.49%
		2,052,580	Time Warner Inc.	30,000	631,200
Cosmetics/Personal Care - 1.86%			The Walt Disney Company	16,000	546,240
The Procter & Gamble					1,177,440
Company	8,000	489,520	Miscellaneous Manufacturing - 4.50%
			3M Co.	7,000	607,530
Diversified Financial Services - 6.53%			General Electric Company	15,000	574,200
Citigroup Inc.	10,000	512,900			1,181,730
JPMorgan Chase & Co.	11,300	547,485	Oil & Gas - 2.56%
The Goldman Sachs Group, Inc.	3,000	650,250	Exxon Mobil Corporation	8,000	671,040
		1,710,635
Electric - 1.96%			Pharmaceuticals - 4.07%
Southern Company	15,000	514,350	Merck & Co., Inc.	11,000	547,800
			Pfizer Inc.	20,400	521,628
Financial Services - 2.36%					1,069,428
Allied Capital Corporation	20,000	619,200	Real Estate Investment Trust - 2.03%
			Host Hotels & Resorts	23,000	531,760
Food - 9.86%
Campbell Soup Company	14,000	543,340	Retail - 10.64%
H.J. Heinz Company	12,000	569,640	Brinker International, Inc.	18,000	526,860
Kellogg Company	11,000	569,690	McDonald's Corporation	13,000	659,880
McCormick & Company,			Target Corporation	9,000	572,400
Incorporated	13,000	496,340	The Home Depot, Inc.	14,000	550,900
Whole Foods Market, Inc.	10,600	405,980	Wal-Mart Stores, Inc.	10,000	481,100
		2,584,990			2,791,140

					(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2007
	Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)			Summary of Investments by Industry
				% of Net Assets
Semiconductors - 2.26%			Industry		Market Value
Intel Corporation	25,000	$ 594,000	Aerospace/Defense	5.51%	$ 1,447,400
			Apparel	2.66%	699,480
Software - 2.25%			Biotechnology	1.66%	436,791
* Oracle Corporation	30,000	591,300	Chemicals	2.52%	660,920
			Computers	7.82%	2,052,580
Telecommunications - 7.05%			Cosmetics/Personal Care	1.86%	489,520
AT&T Inc.	18,000	747,000	Diversified Financial Services	6.53%	1,710,635
Motorola, Inc.	27,500	486,750	Electric	1.96%	514,350
Verizon Communications Inc.	15,000	617,550	Financial Services	2.36%	619,200
		1,851,300	Food	9.86%	2,584,990
Transportation - 2.11%			Hand/Machine Tools	2.02%	529,860
FedEx Corp.	5,000	554,850	Healthcare - Products	1.88%	492,960
			Healthcare - Services	4.83%	1,268,280
Total Common Stocks (Cost $20,030,829)		25,944,554	Home Builders	1.67%	438,460
			Household Products/Wares	1.89%	496,800
INVESTMENT COMPANY - 0.94%			Internet	1.86%	488,340
Evergreen Institutional Money Market Fund, 5.22%			Investment Company	0.94%	248,045
(Cost $248,045)	248,045	248,045	Media	4.49%	1,177,440
			Miscellaneous Manufacturing	4.50%	1,181,730
Total Investments (Cost $20,278,874) - 99.79%		$ 26,192,599	Oil & Gas	2.56%	671,040
Other Assets Less Liabilities - 0.21%		55,607	Pharmaceuticals	4.07%	1,069,428
			Real Estate Investment Trust	2.03%	531,760
Net Assets - 100.00%		$ 26,248,206	Retail	10.64%	2,791,140
			Semiconductors	2.26%	594,000
*	Non-income producing investment.		Software	2.25%	591,300
			Telecommunications	7.05%	1,851,300
			Transportation	2.11%	554,850
			Total	99.79%	$ 26,192,599
Aggregate cost for book and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$ 6,458,259
Aggregate gross unrealized depreciation		(544,534)

Net unrealized appreciation		$ 5,913,725

					(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2007

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman

Mark A. Hillman, Trustee, President, and Principal Executive Officer

Date: August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Hillman

Mark A. Hillman, Trustee, President, and Principal Executive Officer

Hillman Capital Management Investment Trust

Date: August 24, 2007

By: (Signature and Title)	/s/ John D. Marriott, Jr.
John D. Marriott, Jr., Treasurer and Principal

Financial Officer

Hillman Capital Management Investment Trust

Date: August 24, 2007